Grandeur Peak Global Explorer Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.69%
Australia — 4.96%
HUB24 Ltd.(a)	4,065	$ 287,316
Pinnacle Investment Management Group	35,282	417,222
		704,538
Belgium — 2.67%
Melexis NV	5,016	379,234

China — 3.50%
Silergy Corp	56,000	497,136

France — 2.42%
Virbac S.A.	825	343,913

India — 4.99%
Cartrade Tech Ltd.(a)	6,540	188,971
PB Fintech Ltd(a)	14,846	267,893
Varun Beverages Ltd.(a)	48,929	251,480
		708,344
Italy — 8.25%
Diasorin SPA	3,413	292,161
Interpump Group SpA	6,837	396,338
Moncler S.p.A.	2,178	126,594
Recordati SpA	6,470	355,574
		1,170,667
Japan — 6.31%
Japan Elevator Service Holdings Company Ltd.	35,200	369,714
Maruwa Co Ltd/Aichi	600	184,697
Visional Inc(a)	6,200	341,284
		895,695
Luxembourg — 2.19%
Eurofins Scientific S.E.	3,839	310,234

Mexico — 1.01%
BBB Foods Inc(a)	4,100	143,049

Netherlands — 2.06%
Redcare Pharmacy N.V. 144A(a)(b)(c)	3,940	292,276

Philippines — 2.30%
International Container Terminal Services, Inc.(a)	29,930	326,121

South Korea — 3.17%
HPSP Company Ltd.	14,011	449,495

Sweden — 4.76%
AddTech AB(a)	11,310	369,210
Vimian Group AB(a)	102,026	305,801
		675,011
Switzerland — 1.50%
Ypsomed Holding AG(a)	537	212,230

Taiwan — 4.26%
Asia Vital Components Co., Ltd.	7,000	323,448
ASPEED Technology, Inc.(a)	1,000	281,039
		604,487
	Shares	Fair Value
COMMON STOCKS — 97.69% (continued)
United Kingdom — 13.59%
Diploma plc	8,609	$ 626,700
Games Workshop Group plc	1,531	357,187
Hill & Smith Holdings plc	10,111	308,528
Marex Group PLC	9,112	359,742
Rosebank Industries plc(a)	57,725	275,667
		1,927,824
United States — 29.75%
4imprint Group PLC	2,628	146,717
Crowdstrike Holdings, Inc., Class A(a)	759	335,026
Dexcom, Inc.(a)	4,478	327,073
Freshpet, Inc.(a)	6,763	471,381
ITT, Inc.	2,077	378,637
JFrog Ltd.(a)	5,985	327,978
LeMaitre Vascular, Inc.	3,425	291,022
Monolithic Power Systems, Inc.	247	277,665
Pattern Group, Inc.(a)	31,532	435,772
Pjt Partners, Inc., Class A	1,964	339,831
Power Integrations, Inc.	6,333	290,938
Primoris Services Corporation	2,077	307,915
Ryan Specialty Group Holdings, Inc.	6,056	292,384
		4,222,339
Total Common Stocks (Cost $12,937,919)		13,862,593

Total Common Stocks/ Investments — 97.69%
(Cost $12,937,919)		13,862,593

Other Assets in Excess of Liabilities — 2.31%		327,522

NET ASSETS — 100.00%		$ 14,190,115

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $292,276, representing 2.06% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $292,276, representing 2.06% of net assets.